UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803

Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:

   /s/ Christine B. Nelson            Asheville, NC            August 17, 2011
   -----------------------            -------------            ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          107
                                         -----------

Form 13F Information Table Value Total:  $   123,532
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ --------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                           TITLE OF               VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ --------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Exxon Mobil Corp.                          COM       30231G102       7,171      88,117 SH       SOLE                     SOLE
Pepsi Co                                   COM       713448108       5,902      83,800 SH       SOLE                     SOLE
General Electric Co.                       COM       369604103       4,572     242,436 SH       SOLE                     SOLE
Intel Corp                                 COM       458140100       4,199     189,475 SH       SOLE                     SOLE
United Technologies                        COM       913017109       4,054       4,580 SH       SOLE                     SOLE
Berkshire Hathaway B                       COM       084670702       3,564      46,048 SH       SOLE                     SOLE
iShares MSCI Emrg Mkt Fd                   COM       464287234       3,545      74,482 SH       SOLE                     SOLE
Johnson & Johnson                          COM       478160104       3,219      48,398 SH       SOLE                     SOLE
Wal-Mart Stores Inc                        COM       931142103       2,950      55,509 SH       SOLE                     SOLE
Procter & Gamble                           COM       742718109       2,742      43,139 SH       SOLE                     SOLE
Microsoft Corp                             COM       594918104       2,554      98,214 SH       SOLE                     SOLE
Lowes Companies Inc                        COM       548661107       2,484     106,557 SH       SOLE                     SOLE
McDonalds Corp                             COM       580135101       2,376      28,175 SH       SOLE                     SOLE
Sysco Corp                                 COM       871829107       2,280      73,133 SH       SOLE                     SOLE
Cisco Systems Inc                          COM       17275R102       2,200     140,930 SH       SOLE                     SOLE
Streettracks Gold TRUST                    COM       78463V107       2,170      14,860 SH       SOLE                     SOLE
Automatic Data Processing                  COM       053015103       2,158      40,962 SH       SOLE                     SOLE
Emerson Electric                           COM       291011104       2,091      37,178 SH       SOLE                     SOLE
Lincoln National Corp                      COM       534187109       2,049      71,936 SH       SOLE                     SOLE
Stryker                                    COM       863667101       1,991      33,924 SH       SOLE                     SOLE
Baxter International Inc                   COM       071813109       1,849      30,974 SH       SOLE                     SOLE
General Mills Inc                          COM       370334104       1,817      48,814 SH       SOLE                     SOLE
Qualcomm Inc                               COM       747525103       1,784      31,407 SH       SOLE                     SOLE
Wells Fargo & Co New                       COM       949746101       1,733      61,770 SH       SOLE                     SOLE
Conoco-Phillips                            COM       20825C104       1,709      22,731 SH       SOLE                     SOLE
Sigma Aldrich Corp                         COM       826552101       1,636      22,289 SH       SOLE                     SOLE
iShares Barclay Tips                       COM       464287176       1,608      14,534 SH       SOLE                     SOLE
E M C Corp Mass                            COM       268648102       1,491      54,132 SH       SOLE                     SOLE
Intl Business Machines                     COM       459200101       1,423       8,295 SH       SOLE                     SOLE
Walt Disney Co                             COM       254687106       1,294      33,158 SH       SOLE                     SOLE
Deere & Co                                 COM       244199105       1,279      15,509 SH       SOLE                     SOLE
Amgen, Inc.                                COM       031162100       1,152      19,744 SH       SOLE                     SOLE
Oracle Corporation                         COM       68389X105       1,134      34,462 SH       SOLE                     SOLE
Unitedhealth Group Inc                     COM       91324P102       1,072      20,783 SH       SOLE                     SOLE
Verizon Communications                     COM       92343V104       1,047      27,936 SH       SOLE                     SOLE
BB&T Corporation                           COM       054937107         984      36,669 SH       SOLE                     SOLE
Tractor Supply Company                     COM       892356106         979      14,644 SH       SOLE                     SOLE
Corning Inc                                COM       219350105         953      52,484 SH       SOLE                     SOLE
Vanguard European VIPERS                   COM       922042874         942      17,590 SH       SOLE                     SOLE
Vanguard Emerging Markets                  COM       922042858         898      18,460 SH       SOLE                     SOLE
Pfizer Incorporated                        COM       717081103         883      42,871 SH       SOLE                     SOLE
Blackrock Global Energy                    COM       09250U101         866      29,768 SH       SOLE                     SOLE
AT&T                                       COM       00206R102         846      26,929 SH       SOLE                     SOLE
Vanguard Bond Index Fund                   COM       921937827         807       9,963 SH       SOLE                     SOLE
Cullen Frost Bankers                       COM       229899109         762      13,398 SH       SOLE                     SOLE
Coach Inc                                  COM       189754104         750      11,731 SH       SOLE                     SOLE
iShares CEF Real Estate                    COM       464287739         747      12,393 SH       SOLE                     SOLE
iShares GS$ Investor Corp                  COM       464287242         746       6,775 SH       SOLE                     SOLE
Nike Inc Class B                           COM       654106103         735       8,173 SH       SOLE                     SOLE
iShares S&P North Amer Natural             COM       464287374         716      16,405 SH       SOLE                     SOLE
Bed Bath & Beyond                          COM       075896100         715      12,244 SH       SOLE                     SOLE
Amern Tower Corp Class A                   COM       029912201         683      13,060 SH       SOLE                     SOLE
Celgene Corp                               COM       151020104         682      11,314 SH       SOLE                     SOLE
Target Corporation                         COM       87612E106         681      14,512 SH       SOLE                     SOLE
Abbott Laboratories                        COM       002824100         679      12,912 SH       SOLE                     SOLE
Costco Whsl Corp New                       COM       22160K105         670       8,251 SH       SOLE                     SOLE
Colgate-Palmolive Co                       COM       194162103         669       7,653 SH       SOLE                     SOLE
Adobe Systems Inc                          COM       00724F101         666      21,167 SH       SOLE                     SOLE
Johnson Controls Inc                       COM       478366107         659      15,823 SH       SOLE                     SOLE
Exelon Corporation                         COM       30161N101         654      15,267 SH       SOLE                     SOLE
Autodesk Inc                               COM       052769106         650      16,830 SH       SOLE                     SOLE
ChevronTexaco Corp.                        COM       166764100         647       6,287 SH       SOLE                     SOLE
Best Buy Inc                               COM       086516101         633      20,164 SH       SOLE                     SOLE
Darden Restaurants Inc                     COM       237194105         624      12,535 SH       SOLE                     SOLE
J P Morgan Chase & Co                      COM       46625H100         610      14,893 SH       SOLE                     SOLE
Freeport Mcmorn Cp&Gld B                   COM       35671D857         608      11,498 SH       SOLE                     SOLE
Vanguard Corp Bond Etf                     COM       92206C409         533       6,800 SH       SOLE                     SOLE
Apple Computer Inc                         COM       037833100         523       1,557 SH       SOLE                     SOLE
Ishares Msci Grmny Idx                     COM       464286806         497      18,500 SH       SOLE                     SOLE
Pimco Exch Traded Fund                     COM       72201R833         496       4,910 SH       SOLE                     SOLE
United Parcel Svc Inc CL B                 COM       911312106         494       6,770 SH       SOLE                     SOLE
American Intl Group Inc                    COM       026874784         458      15,613 SH       SOLE                     SOLE
Proshares Ultrashort Lehman 20             COM       74347R297         451      13,073 SH       SOLE                     SOLE
iShares Lehman US Aggregate BD             COM       464287226         438       4,105 SH       SOLE                     SOLE
Barclays Bank                              PFD Stock 06739H776         431      17,000 SH       SOLE                     SOLE
Ing Groep Nv                               COM       456837509         424      18,922 SH       SOLE                     SOLE
Gabelli Divid & Incm Pfd                   PFD Stock 345395206         420      16,643 SH       SOLE                     SOLE
Ishares Tr Lehman Bd Fd                    COM       464288646         409       3,900 SH       SOLE                     SOLE
Pharmaceutical Holdrs Tr Depos             COM       71712A206         404       5,700 SH       SOLE                     SOLE
Vanguard Specialized Portfol C             COM       921908844         398       7,100 SH       SOLE                     SOLE
Partnerre Ltd                              PFD Stock G6852T204         397      16,110 SH       SOLE                     SOLE
Heinz H J Co Com                           COM       423074103         383       7,187 SH       SOLE                     SOLE
Clough Global Oppty Fd                     COM       18914E106         383      28,450 SH       SOLE                     SOLE
Streettracks Series Trust SPDR             COM       78464A722         381       7,477 SH       SOLE                     SOLE
Biotech Holders Tr                         COM       09067D201         365       3,400 SH       SOLE                     SOLE
3M Company                                 COM       88579Y101         355       3,741 SH       SOLE                     SOLE
Philip Morris Intl                         COM       718172109         345       5,164 SH       SOLE                     SOLE
iShares 1-3 yr Treasury Bond               COM       464287457         339       4,021 SH       SOLE                     SOLE
Transocean, Inc.                           COM       H8817H100         314       4,867 SH       SOLE                     SOLE
Vanguard Scottsdale Etf                    COM       92206C102         298       4,900 SH       SOLE                     SOLE
Progress Energy                            COM       743263105         295       6,139 SH       SOLE                     SOLE
Duke Energy Corporation                    COM       26441C105         288      15,318 SH       SOLE                     SOLE
Vanguard Intermediate Term Bon             COM       921937819         288       3,430 SH       SOLE                     SOLE
Aegon Nv Cap                               COM       007924301         276      11,697 SH       SOLE                     SOLE
Franklin Street Ppty Cp                    COM       35471R106         250      19,396 SH       SOLE                     SOLE
Nuveen Qual Pfd Inc Fd                     COM       67072C105         246      29,280 SH       SOLE                     SOLE
Bank of America Corp.                      COM       060505104         244      22,298 SH       SOLE                     SOLE
Vanguard Intl Eqty Index                   COM       922042775         244       4,900 SH       SOLE                     SOLE
Omnicom Group Inc                          COM       681919106         241       5,005 SH       SOLE                     SOLE
General Elec Cap Corp                      COM       369622519         237       9,350 SH       SOLE                     SOLE
Schlumberger, Ltd.                         COM       806857108         235       2,725 SH       SOLE                     SOLE
Home Depot Inc                             COM       437076102         235       6,494 SH       SOLE                     SOLE
Altria Group Inc                           COM       02209S103         231       8,751 SH       SOLE                     SOLE
ADR Sanofi-Aventis Spons.                  COM       80105N105         225       5,600 SH       SOLE                     SOLE
Devon Energy Cp New                        COM       25179M103         214       2,710 SH       SOLE                     SOLE
Kimberly-Clark Corp                        COM       494368103         202       3,042 SH       SOLE                     SOLE
Blackrock Muniassets Fd                    COM       09254J102         201      17,135 SH       SOLE                     SOLE